CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 467	$ 744	$ 1,095	$ 1,359
Other comprehensive income, net of tax:
Unrealized holding gains	631	429	926	1,014
Comprehensive income	$ 1,098	$ 1,173	$ 2,021	$ 2,373